Stock Compensation Plan - Valuation Assumptions (Details) - $ / shares	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Stock compensation plan
Weighted-average fair value of options granted	$ 4.66	$ 0	$ 2.18	$ 3.16
Dividend yield (as a percent)	0.00%	0.00%
Expected volatility	4490.00%	0.00%
Expected terms	5 years	0 years
Risk-free interest rates	1.70%	0.00%
Minimum
Stock compensation plan
Dividend yield (as a percent)			5.30%	4.50%
Expected volatility			38.30%	36.80%
Expected terms			5 years	5 years
Risk-free interest rates			2.70%	1.90%
Maximum
Stock compensation plan
Dividend yield (as a percent)			7.20%	5.90%
Expected volatility			44.70%	51.30%
Expected terms			6 years	6 years
Risk-free interest rates			2.80%	2.10%